LONG-TERM DEBT AND CREDIT FACILITY - Roll forward of Available Amount Under Credit Facility (Details) - USD ($) $ in Millions		12 Months Ended
	Nov. 20, 2024	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments [Abstract]
Available amount under Credit Facility, beginning of year		$ 387.0	$ 26.6
Increase (decrease) in available amount under Credit Facility		225.0	(75.0)
Draws	$ (220.0)	(280.0)	0.0
Repayments		60.0	455.0
Increase (decrease) in letters of credit		26.5	(19.6)
Available amount under Credit Facility, end of year		$ 418.5	$ 387.0